Share-based Compensation (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Weighted Number of shares
Options outstanding at beginning of year (in shares)	11,156,760
Forfeited (in shares)	(86,500)
Exercised (in shares)	(12,500)
Options outstanding at end of year (in shares)	11,057,760	11,156,760
Options exercisable at end of year (in shares)	11,057,760
Options vested or expected to vest at end of year (in shares)	11,057,760
Weighted average exercise price
Options outstanding at beginning of period (in dollars per share)	$ 4.39
Forfeited (in dollars per share)	$ 5.72
Exercised (in dollars per share)	$ 1.70
Options outstanding at end of period (in dollars per share)	$ 4.38	$ 4.39
Options exercisable at end of period (in dollars per share)	$ 4.38
Options vested or expected to vest at end of period (in dollars per share)	$ 4.38
Remaining weighted average contract term
Options outstanding at end of period	3 years 3 months 25 days
Options exercisable at end of period	3 years 3 months 25 days
Options vested or expected to vest at end of period	3 years 3 months 25 days
Aggregate intrinsic value
Options outstanding at end of year (in dollars)	$ 11,371,689
Options exercisable at end of year (in dollars)	11,371,689
Options vested or expected to vest at end of year (in dollars)	11,371,689
Intrinsic value of options exercised (in dollars)	$ 32,343	$ 2,194,710	$ 1,283,299